Cash and Cash Equivalents - Cash and Cash Equivalents (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash	CAD 226	CAD 109
Short-term investments:
Deposits with financial institutions		367
Total cash and cash equivalents	CAD 226	CAD 476	CAD 333	CAD 47